Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Schedule of Inventories

	As of December 31,
	2012	2011
	(In $ millions)
Finished goods	514	511
Work-in-process	42	38
Raw materials and supplies	155	163
Total	711	712